                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2009

Check here if Amendment [x]; Amendment Number:1

This Amendment (Check only one.): [_] is a restatement.
                                  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Invus Public Equities Advisors, L.L.C.
Address: 750 Lexington Avenue
         30th Floor
         New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Khalil Barrage
Title: Vice President, Secretary and Treasurer
Phone: (212) 317-7520

Signature, Place, and Date of Signing:

    /s/ Khalil Barrage          New York, New York           March 22, 2010
----------------------------  ---------------------     ------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                          FORM 13F SUMMARY PAGE Report
Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   2

Form 13F Information Table Value Total:   $17,087
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

FORM 13F INFORMATION TABLE
PERIOD ENDING DECEMBER 31, 2009

                   COLUMN 1                         COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5
------------------------------------------------ ---------------- ------------ ----------  ------------------
                                                    TITLE OR                     VALUE     SHRS OR   SH/ PUT/
NAME OF ISSUER                                       CLASS           CUSIP     (X$1,000)   PRN AMT   PRN CALL
------------------------------------------------ ---------------- ------------ ----------- --------- --- ----
DIAGNOSTOCS                                            COM        9EQ0Q3Q27         6,538    200,000 SH
FLUERY                                                 COM        9EQ2CAAH6        10,549  1,000,000 SH